SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

24.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2023, the Group entered into an agreement to sell its mining pool business, and classified it as discontinued operations in the financial statements for all periods presented. In accordance with ASC 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has two reportable segments, including the data center business and the cryptocurrency mining. The Group’s other business, mainly consisting of online gaming in Europe, was not material for the years ended December 31, 2021, 2022 and 2023.

24.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for continuing operations for the years ended December 31, 2021, 2022 and 2023, respectively.

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Reportable segment revenues:
Data center	14,593	17,580	33,482
Cryptocurrency mining	39,429	46,839	21,562
Others	2,516	199	—
Inter-segment[1]	(2,768)	(7,593)	(11,943)
Total segment and consolidated revenues	53,770	57,025	43,101
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(12,707)	(17,515)	(21,834)
Cryptocurrency mining	(13,174)	(21,678)	(19,216)
Others	(1,667)	(3,425)	—
Inter-segment[1]	2,768	7,593	11,943
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(24,780)	(35,025)	(29,107)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(2,506)	(4,983)	(2,480)
Cryptocurrency mining	(12,412)	(21,185)	(8,468)
Others	(106)	(2)	—
Inter-segment[2]	295	—	—
Total segment and consolidated cost of revenue-depreciation and amortization	(14,729)	(26,170)	(10,948)
Total segment and consolidated cost	(39,509)	(61,195)	(40,055)
Reconciling items:
Operating expenses	(24,409)	(24,495)	(19,492)
Other operating income	284	115	180
Government grant	—	29	—
Other operating expenses	(14,658)	(2,370)	(13,642)
Net gain (loss) on disposal of cryptocurrency assets	971	(7,835)	7,074
Impairment of cryptocurrency assets	(12,255)	(9,396)	(2,359)
Impairment of property and equipment	(22,392)	(35,224)	—
Changes in fair value of contingent considerations	13,936	1,247	—
Impairment of intangible assets	(56)	(7,539)	—
Operating loss	(44,318)	(89,638)	(25,193)
Other income, net	594	9,031	691
Interest income	56	150	242
Interest expense	(775)	(218)	—
(Loss) gain from equity method investments	(1,184)	164	(295)
Gain on previously held equity interest	5,500	—	—
Impairment of long-term investments	—	(2,250)	(1,408)
Gain from disposal of subsidiaries	234	3,340	—
Change in fair value of derivative instruments	—	—	(35)
Gain from disposal of long-term investments	—	—	614
Income tax benefits	359	—	—
Net loss from continuing operations	(39,534)	(79,421)	(25,384)

24.  SEGMENT REPORTING (continued)

1	The inter-segment eliminations mainly consist of data center revenue of US$2,768, US$7,593 and US$11,943 generated from data center services provided by data center segment to cryptocurrency mining segment for the years ended December 31, 2021, 2022 and 2023, respectively, and corresponding data center services cost of US$2,768, US$7,593 and US$11,943 incurred by cryptocurrency mining segment for the years ended December 31, 2021 2022 and 2023, respectively, which have been eliminated upon consolidation.
2	The inter-segment eliminations mainly consist of internal transfer costs related to the transfer of cryptocurrency mining machines out of China, all of which have been eliminated upon consolidation.

The following table presents the revenue from continuing operations by geographical locations for the years ended December 31, 2021, 2022 and 2023, respectively.

	For the years ended December 31
Revenues	2021	2022	2023
	US$	US$	US$
Hong Kong	39,731	47,038	21,562
USA	3,133	17,580	33,482
Europe	2,214	—	—
Mainland China	11,460	—	—
Inter-segment	(2,768)	(7,593)	(11,943)
	53,770	57,025	43,101

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2022 and December 31, 2023, respectively.

Long-lived assets	As of December 31, 2022	As of December 31, 2023
	US$	US$
USA	29,317	25,400
Hong Kong	1,365	693
Mainland China	289	1,013
Kazakhstan	373	—
	31,344	27,106